Selling and Marketing Expenses	6 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 9 – SELLING AND MARKETING EXPENSES

	Six months ended June 30,		Three months ended June 30,		Year ended December 31
	2021	2020	2021	2020	2020	2019
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Payroll and related expenses	1,840	-	1,840	-	-	283,727
Professional services (1)	11,656	15,700	1,458	5,000	15,700	2,173,934
Adverting and promotion (2)	17,968	6,711	17,968	-	7,442	3,067,499
	31,464	22,411	21,266	5,000	23,142	5,525,160

(1)	On April 30, 2018 the Company signed a marketing and strategic business services consulting agreement with a Consultant, according to which the Consultant would provide the Company with the services during 2018 through 2019. The Company issued the Consultant, 12,000,000, Green Tokens based on their fair value calculated as of the commitment date, amounting to total of $1,375,113 in the year ended December 31, 2018 and $1,375,113 in the year ended December 31, 2019.

(2)	During the year ended December 31, 2018 and 2019 the Company signed several sponsorships agreements with several Brazilian sports clubs according to which the clubs would provide the Company with the services, mainly during the year ended December 31, 2019. The Company issued the sports clubs 14,242,300 Green Tokens with fair value calculated as of the commitment date, amounting to total of $242,000 in the year ended December 31, 2018 and $2,891,306 in the year ended December 31, 2019.